UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS Small Cap Core Fund
	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 15.3%
Auto Components 1.4%
Dana Holding Corp.*	20,000	344,200
Drew Industries, Inc. (a)	11,900	270,368
Goodyear Tire & Rubber Co.*	7,400	87,690
Superior Industries International, Inc.	12,600	267,372
Tenneco, Inc.* (a)	4,200	172,872

		1,142,502
Distributors 0.1%
Core-Mark Holding Co., Inc.* (a)	1,300	46,267
Diversified Consumer Services 1.1%
American Public Education, Inc.*	800	29,792
Career Education Corp.*	10,800	223,884
Coinstar, Inc.*	8,800	496,672
DeVry, Inc.	1,000	47,980
ITT Educational Services, Inc.*	800	50,952
Lincoln Educational Services Corp.	1,600	24,816
Mac-Gray Corp.	1,700	25,415

		899,511
Hotels Restaurants & Leisure 1.8%
BJ's Restaurants, Inc.* (a)	13,800	488,934
Caribou Coffee Co., Inc.*	2,200	22,176
Domino's Pizza, Inc.*	21,100	336,545
International Speedway Corp. "A"	12,000	314,040
Multimedia Games, Inc.*	27,600	154,008
Ruby Tuesday, Inc.*	6,600	86,196

		1,401,899
Household Durables 0.5%
CSS Industries, Inc.	1,700	35,037
Helen of Troy Ltd.*	3,000	89,220
Lifetime Brands, Inc.* (a)	12,100	169,884
PulteGroup, Inc.* (a)	11,400	85,728

		379,869
Leisure Equipment & Products 1.2%
Arctic Cat, Inc.*	3,500	51,240
JAKKS Pacific, Inc.* (a)	34,900	635,878
Johnson Outdoors, Inc. "A"*	1,500	18,780
Sturm, Ruger & Co., Inc. (a)	18,000	275,220

		981,118
Media 1.9%
AH Belo Corp. "A"*	15,300	133,110
Ballantyne Strong, Inc.* (a)	14,000	108,780
Cinemark Holdings, Inc. (a)	21,100	363,764
Discovery Communications, Inc. "C"*	8,700	319,203
Washington Post Co. "B" (a)	1,340	588,930

		1,513,787
Multiline Retail 1.2%
Dillard's, Inc. "A" (a)	9,400	356,636
Fred's, Inc. "A"	3,100	42,656
Retail Ventures, Inc.*	21,500	350,450
Saks, Inc.*	20,600	220,420

		970,162
Specialty Retail 4.3%
Aaron's, Inc.	24,300	495,477
American Eagle Outfitters, Inc.	48,800	713,944
AnnTaylor Stores Corp.* (a)	16,400	449,196
Books-A-Million, Inc.	3,400	19,720
Build-A-Bear Workshop, Inc.* (a)	4,800	36,672
Cabela's, Inc.*	17,500	380,625
Children's Place Retail Stores, Inc.*	2,800	138,992
Collective Brands, Inc.*	1,900	40,090
GameStop Corp. "A"*	1,800	41,184
Office Depot, Inc.*	12,300	66,420
Shoe Carnival, Inc.*	16,800	453,600
Stage Stores, Inc.	4,700	81,498
The Finish Line, Inc. "A"	14,400	247,536
Williams-Sonoma, Inc. (a)	5,600	199,864
Zumiez, Inc.*	2,700	72,549

		3,437,367
Textiles, Apparel & Luxury Goods 1.8%
Kenneth Cole Productions, Inc. "A"*	3,500	43,715
Maidenform Brands, Inc.* (a)	2,800	66,556
Oxford Industries, Inc. (a)	6,900	176,709
Perry Ellis International, Inc.*	15,200	417,544
Quiksilver, Inc.*	23,000	116,610
Steven Madden Ltd.*	1,700	70,924
The Jones Group, Inc.	3,200	49,728
Timberland Co. "A"*	20,500	504,095

		1,445,881
Consumer Staples 1.4%
Beverages 0.1%
National Beverage Corp.	7,500	98,550
Food & Staples Retailing 0.1%
Susser Holdings Corp.*	4,500	62,325
Food Products 0.4%
Corn Products International, Inc.	4,600	211,600
John B. Sanfilippo & Son, Inc.* (a)	2,700	33,588
The J.M. Smucker Co.	1,100	72,215

		317,403
Household Products 0.2%
Central Garden & Pet Co. "A"* (a)	6,700	66,196
Oil-Dri Corp. of America	3,300	70,917

		137,113
Personal Products 0.3%
Elizabeth Arden, Inc.*	10,700	246,207
Tobacco 0.3%
Lorillard, Inc.	3,400	279,004
Energy 8.0%
Energy Equipment & Services 3.6%
Bristow Group, Inc.* (a)	3,500	165,725
Cal Dive International, Inc.*	30,500	172,935
Complete Production Services, Inc.* (a)	12,000	354,600
Helmerich & Payne, Inc. (a)	8,600	416,928
Hornbeck Offshore Services, Inc.*	3,000	62,640
Oceaneering International, Inc.*	4,900	360,787
PHI, Inc.*	15,100	284,484
Pioneer Drilling Co.* (a)	42,800	377,068
SEACOR Holdings, Inc.	4,700	475,123
Tesco Corp.* (a)	4,300	68,284
Union Drilling, Inc.*	10,200	74,256
Unit Corp.*	500	23,240

		2,836,070
Oil, Gas & Consumable Fuels 4.4%
BreitBurn Energy Partners LP (Limited Partnership)	18,500	372,220
Chevron Corp.	3,100	282,875
Cloud Peak Energy, Inc.*	26,700	620,241
Comstock Resources, Inc.* (a)	11,200	275,072
Energy Partners Ltd.*	11,600	172,376
GMX Resources, Inc.*	8,100	44,712
Goodrich Petroleum Corp.* (a)	11,400	201,096
Gran Tierra Energy, Inc.*	31,800	255,990
McMoRan Exploration Co.* (a)	12,100	207,394
SM Energy Co.	900	53,037
VAALCO Energy, Inc.*	44,300	317,188
W&T Offshore, Inc.	41,700	745,179

		3,547,380
Financials 19.0%
Capital Markets 1.9%
Cohen & Steers, Inc.	5,800	151,380
Diamond Hill Investment Group	600	43,404
E*TRADE Financial Corp.*	7,900	126,400
Eaton Vance Corp. (a)	6,600	199,518
International Assets Holding Corp.* (a)	4,800	113,280
Janus Capital Group, Inc.	22,600	293,122
Lazard Ltd. "A" (Limited Partnership)	4,900	193,501
MCG Capital Corp.	33,400	232,798
Oppenheimer Holdings, Inc. "A"	5,300	138,913

		1,492,316
Commercial Banks 5.7%
Ameris Bancorp.	4,000	42,160
Associated Banc-Corp.	10,800	163,620
Bancorp. Rhode Island, Inc.	700	20,363
Cathay General Bancorp. (a)	32,700	546,090
Center Financial Corp.*	15,300	115,974
Century Bancorp., Inc. "A" (a)	2,500	66,975
Enterprise Financial Services Corp.	7,200	75,312
Fifth Third Bancorp.	6,500	95,420
First Merchants Corp.	37,900	335,794
Lakeland Bancorp., Inc. (a)	8,800	96,536
MainSource Financial Group, Inc. (a)	13,700	142,617
MidWestOne Financial Group, Inc.	2,300	34,753
Nara Bancorp., Inc.*	8,400	82,488
Old National Bancorp. (a)	38,900	462,521
PrivateBancorp., Inc. (a)	27,300	392,574
Signature Bank*	19,400	970,000
Southwest Bancorp., Inc.*	7,200	89,280
Sterling Bancshares, Inc.	65,200	457,704
Texas Capital Bancshares, Inc.* (a)	12,100	257,367
WesBanco, Inc. (a)	7,600	144,096

		4,591,644
Consumer Finance 0.3%
Capital One Financial Corp.	5,200	221,312
Diversified Financial Services 1.4%
ASTA Funding, Inc.	11,200	90,720
Marlin Business Services Corp.*	2,600	32,890
NewStar Financial, Inc.* (a)	37,900	400,603
PHH Corp.* (a)	13,400	310,210
Portfolio Recovery Associates, Inc.*	4,300	323,360

		1,157,783
Insurance 4.5%
Allied World Assurance Co. Holdings Ltd.	5,000	297,200
American Safety Insurance Holdings Ltd.*	19,400	414,772
Argo Group International Holdings Ltd.	9,200	344,540
Aspen Insurance Holdings Ltd.	25,000	715,500
FBL Financial Group, Inc. "A"	4,800	137,616
Hallmark Financial Services, Inc.*	3,400	30,940
Infinity Property & Casualty Corp.	9,700	599,460
Kansas City Life Insurance Co.	500	16,515
National Western Life Insurance Co. "A"	300	50,016
Platinum Underwriters Holdings Ltd. (a)	2,900	130,413
Validus Holdings Ltd.	23,700	725,457
Wesco Financial Corp.	275	101,313

		3,563,742
Real Estate Investment Trusts 4.7%
Agree Realty Corp. (REIT)	2,000	52,380
CommonWealth REIT (REIT)	5,800	147,958
Lexington Realty Trust (REIT) (a)	62,700	498,465
MFA Financial, Inc. (REIT)	92,600	755,616
National Health Investors, Inc. (REIT)	4,400	198,088
Piedmont Office Realty Trust, Inc. "A" (REIT) (a)	39,200	789,488
PS Business Parks, Inc. (REIT)	3,200	178,304
Rayonier, Inc. (REIT)	14,900	782,548
SL Green Realty Corp. (REIT)	5,100	344,301

		3,747,148
Thrifts & Mortgage Finance 0.5%
BankFinancial Corp.	2,700	26,325
Berkshire Hills Bancorp., Inc. (a)	2,200	48,620
First Financial Holdings, Inc. (a)	8,100	93,231
NewAlliance Bancshares, Inc.	8,100	121,338
Radian Group, Inc. (a)	8,800	71,016
Washington Federal, Inc.	4,300	72,756

		433,286
Health Care 10.4%
Biotechnology 1.2%
Cephalon, Inc.* (a)	12,300	759,156
China Biologic Products, Inc.*	3,700	60,643
Myriad Genetics, Inc.* (a)	4,900	111,916

		931,715
Health Care Equipment & Supplies 1.6%
Alere, Inc.*	6,400	234,240
Align Technology, Inc.* (a)	900	17,586
Beckman Coulter, Inc.	3,100	233,213
Invacare Corp.	9,900	298,584
Teleflex, Inc. (a)	2,500	134,525
The Cooper Companies, Inc.	2,900	163,386
Thoratec Corp.* (a)	3,500	99,120
TomoTherapy, Inc.* (a)	30,800	111,188

		1,291,842
Health Care Providers & Services 5.1%
America Service Group, Inc.	4,100	62,074
AMERIGROUP Corp.* (a)	21,800	957,456
Catalyst Health Solutions, Inc.*	1,800	83,682
Continucare Corp.*	59,300	277,524
Coventry Health Care, Inc.*	28,000	739,200
Five Star Quality Care, Inc.*	10,500	74,235
Healthspring, Inc.*	5,300	140,609
Kindred Healthcare, Inc.* (a)	38,400	705,408
LifePoint Hospitals, Inc.*	4,800	176,400
Magellan Health Services, Inc.*	10,000	472,800
National Healthcare Corp.	1,500	69,405
Skilled Healthcare Group, Inc. "A"*	17,800	159,844
Universal American Financial Corp.	7,200	147,240

		4,065,877
Life Sciences Tools & Services 0.1%
Albany Molecular Research, Inc.*	11,500	64,630
Kendle International, Inc.*	4,500	49,005

		113,635
Pharmaceuticals 2.4%
Forest Laboratories, Inc.*	6,000	191,880
Hi-Tech Pharmacal Co., Inc.* (a)	1,200	29,940
Medicis Pharmaceutical Corp. "A"	12,300	329,517
Par Pharmaceutical Companies, Inc.* (a)	18,000	693,180
Questcor Pharmaceuticals, Inc.* (a)	9,300	136,989
ViroPharma, Inc.*	29,300	507,476

		1,888,982
Industrials 17.5%
Aerospace & Defense 1.4%
Ceradyne, Inc.*	15,900	501,327
Cubic Corp.	9,900	466,785
Ducommun, Inc.	1,700	37,026
LMI Aerospace, Inc.*	7,500	119,925

		1,125,063
Air Freight & Logistics 1.0%
Atlas Air Worldwide Holdings, Inc.*	14,400	803,952
Airlines 0.5%
Alaska Air Group, Inc.*	3,000	170,070
Republic Airways Holdings, Inc.*	10,800	79,056
SkyWest, Inc.	9,800	153,076

		402,202
Building Products 0.6%
A.O. Smith Corp.	3,500	133,280
Gibraltar Industries, Inc.*	7,600	103,132
Quanex Building Products Corp.	11,800	223,846

		460,258
Commercial Services & Supplies 1.2%
Corrections Corp. of America*	6,300	157,878
G & K Services, Inc. "A"	4,700	145,277
Interface, Inc. "A"	5,000	78,250
Schawk, Inc.	3,000	61,740
Sykes Enterprises, Inc.*	8,700	176,262
Tetra Tech, Inc.* (a)	12,300	308,238

		927,645
Construction & Engineering 1.8%
Dycom Industries, Inc.*	9,300	137,175
EMCOR Group, Inc.*	5,600	162,288
Furmanite Corp.*	4,500	31,095
Great Lakes Dredge & Dock Co.	23,600	173,932
Layne Christensen Co.*	2,000	68,840
MasTec, Inc.*	22,400	326,816
Northwest Pipe Co.*	4,500	108,135
Sterling Construction Co., Inc.*	9,100	118,664
Tutor Perini Corp.	15,200	325,432

		1,452,377
Electrical Equipment 1.2%
Brady Corp. "A"	9,300	303,273
EnerSys* (a)	18,200	584,584
Preformed Line Products Co.	800	46,820

		934,677
Machinery 5.4%
AGCO Corp.* (a)	1,300	65,858
Alamo Group, Inc.	3,700	102,934
Altra Holdings, Inc.*	22,400	444,864
American Railcar Industries, Inc.*	1,400	30,982
Ampco-Pittsburgh Corp.	1,400	39,270
Astec Industries, Inc.*	500	16,205
Cascade Corp.	1,900	89,832
Colfax Corp.*	4,800	88,368
EnPro Industries, Inc.* (a)	9,900	411,444
Hardinge, Inc.	3,000	29,220
Harsco Corp.	7,400	209,568
L.B. Foster Co. "A"*	4,500	184,230
Miller Industries, Inc.	20,500	291,715
Mueller Industries, Inc.	7,100	232,170
NACCO Industries, Inc. "A"	1,200	130,044
Nordson Corp. (a)	3,500	321,580
Oshkosh Corp.*	10,600	373,544
RBC Bearings, Inc.*	6,700	261,836
Snap-on, Inc.	1,000	56,580
Tecumseh Products Co. "A"*	15,200	198,360
Tennant Co.	1,800	69,138
Timken Co.	9,000	429,570
Titan International, Inc. (a)	12,100	236,434

		4,313,746
Professional Services 1.6%
Hill International, Inc.*	6,700	43,349
Kelly Services, Inc. "A"*	3,100	58,280
On Assignment, Inc.*	9,500	77,425
SFN Group, Inc.*	20,100	196,176
Verisk Analytics, Inc. "A"*	19,400	661,152
Volt Information Sciences, Inc.*	32,300	279,395

		1,315,777
Road & Rail 1.8%
AMERCO*	1,400	134,456
Genesee & Wyoming, Inc. "A"*	13,100	693,645
P.A.M. Transportation Services, Inc.*	2,600	29,172
Quality Distribution, Inc.* (a)	6,100	55,449
RailAmerica, Inc.*	15,800	204,610
Werner Enterprises, Inc. (a)	13,900	314,140

		1,431,472
Trading Companies & Distributors 1.0%
Aceto Corp.	11,100	99,900
Aircastle Ltd.	21,200	221,540
CAI International, Inc.*	13,100	256,760
DXP Enterprises, Inc.*	4,000	96,000
Lawson Products, Inc.	4,300	107,027
MSC Industrial Direct Co., Inc. "A"	600	38,814

		820,041
Information Technology 19.2%
Communications Equipment 2.5%
Comtech Telecommunications Corp.	12,800	354,944
EchoStar Corp. "A"*	25,700	641,729
Emulex Corp.*	28,700	334,642
Finisar Corp.*	1,300	38,597
InterDigital, Inc.*	1,700	70,788
Oplink Communications, Inc.* (a)	5,300	97,891
Plantronics, Inc.	9,700	361,034
Symmetricom, Inc.*	10,700	75,863

		1,975,488
Computers & Peripherals 1.2%
Imation Corp.*	10,600	109,286
Lexmark International, Inc. "A"*	7,500	261,150
QLogic Corp.*	29,900	508,898
Western Digital Corp.*	2,500	84,750

		964,084
Electronic Equipment, Instruments & Components 4.7%
Brightpoint, Inc.*	26,600	232,218
Coherent, Inc.*	5,400	243,756
DTS, Inc.*	4,700	230,535
Electro Rent Corp.	2,100	33,936
Fabrinet*	2,300	49,450
FLIR Systems, Inc.*	13,300	395,675
Littelfuse, Inc.	1,700	80,002
Measurement Specialties, Inc.*	5,100	149,685
Newport Corp.*	18,900	328,293
OSI Systems, Inc.*	4,300	156,348
PC Connection, Inc.*	12,800	113,408
Power-One, Inc.* (a)	17,700	180,540
Richardson Electonics Ltd.	6,100	71,309
Rofin-Sinar Technologies, Inc.*	4,800	170,112
SYNNEX Corp.* (a)	9,600	299,520
Tech Data Corp.*	15,100	664,702
Vishay Intertechnology, Inc.*	22,500	330,300
Zygo Corp.*	2,500	30,575

		3,760,364
Internet Software & Services 1.9%
AOL, Inc.*	4,800	113,808
Constant Contact, Inc.*	3,700	114,663
EarthLink, Inc. (a)	49,400	424,840
InfoSpace, Inc.*	17,700	146,910
Internap Network Services Corp.*	28,700	174,496
ModusLink Global Solutions, Inc.*	38,400	257,280
SciQuest, Inc.*	1,800	23,418
ValueClick, Inc.*	18,500	296,555

		1,551,970
IT Services 1.3%
CACI International, Inc. "A"*	2,000	106,800
CIBER, Inc.*	32,500	152,100
Exlservice Holdings, Inc.*	4,700	100,956
Online Resources Corp.*	19,100	88,815
TeleTech Holdings, Inc.*	11,800	242,962
Western Union Co.	7,000	129,990
Wright Express Corp.*	5,000	230,000

		1,051,623
Semiconductors & Semiconductor Equipment 4.4%
Analog Devices, Inc.	12,500	470,875
Atmel Corp.*	12,000	147,840
Diodes, Inc.*	12,400	334,676
Entegris, Inc.* (a)	30,900	230,823
Entropic Communications, Inc.* (a)	25,000	302,000
Fairchild Semiconductor International, Inc.*	15,900	248,199
GT Solar International, Inc.*	33,400	304,608
Integrated Silicon Solution, Inc.*	29,000	232,870
Lattice Semiconductor Corp.*	48,600	294,516
Photronics, Inc.* (a)	92,000	543,720
Silicon Image, Inc.*	28,600	210,210
SunPower Corp. "A"* (a)	14,100	180,903

		3,501,240
Software 3.2%
CDC Corp. "A"*	7,300	25,623
Epicor Software Corp.*	19,700	198,970
ePlus, Inc.*	1,900	44,916
Kenexa Corp.*	5,900	128,561
Manhattan Associates, Inc.*	13,400	409,236
NetScout Systems, Inc.*	5,900	135,759
OPNET Technologies, Inc.	10,200	273,054
Quest Software, Inc.*	30,500	846,070
Websense, Inc.* (a)	23,600	477,900

		2,540,089
Materials 4.9%
Chemicals 2.6%
Arch Chemicals, Inc.	500	18,965
Ferro Corp.* (a)	25,800	377,712
Minerals Technologies, Inc.	5,700	372,837
OM Group, Inc.* (a)	19,200	739,392
Omnova Solutions, Inc.*	8,900	74,404
Quaker Chemical Corp.	2,700	112,509
Rockwood Holdings, Inc.* (a)	2,400	93,888
Stepan Co.	3,300	251,691

		2,041,398
Construction Materials 0.0%
United States Lime & Minerals, Inc.*	300	12,639
Containers & Packaging 0.2%
Boise, Inc.	20,000	158,600
Metals & Mining 0.7%
Eldorado Gold Corp.	8,100	150,417
Freeport-McMoRan Copper & Gold, Inc.	900	108,081
Newmont Mining Corp.	4,300	264,149
Thompson Creek Metals Co., Inc.*	1,500	22,080

		544,727
Paper & Forest Products 1.4%
Buckeye Technologies, Inc.	1,800	37,818
Clearwater Paper Corp.*	4,700	368,010
Domtar Corp.	900	68,328
KapStone Paper & Packaging Corp.*	33,900	518,670
MeadWestvaco Corp.	3,100	81,096
Neenah Paper, Inc.	3,900	76,752

		1,150,674
Telecommunication Services 1.2%
Diversified Telecommunication Services 0.4%
General Communication, Inc. "A"*	8,500	107,610
IDT Corp. "B"	4,800	123,120
Neutral Tandem, Inc.*	2,800	40,432

		271,162
Wireless Telecommunication Services 0.8%
USA Mobility, Inc.	37,600	668,152
Utilities 2.4%
Electric Utilities 2.1%
El Paso Electric Co.*	26,300	724,039
PNM Resources, Inc. (a)	63,400	825,468
Portland General Electric Co.	6,800	147,560

		1,697,067
Independent Power Producers & Energy Traders 0.3%
GenOn Energy, Inc.*	58,300	222,123

Total Common Stocks (Cost $68,995,617)		79,340,307
Securities Lending Collateral 21.8%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $17,437,485)	17,437,485	17,437,485
Cash Equivalents 0.6%
Central Cash Management Fund, 0.19% (b) (Cost $489,978)	489,978	489,978

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $86,923,080) †	121.7	97,267,770
Other Assets and Liabilities, Net	(21.7)	(17,329,207)

Net Assets	100.0	79,938,563

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $87,188,088. At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $10,079,682. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,092,629 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,012,947.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2010 amounted to $16,831,336 which is 21.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At December 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E-Mini 2000 Index	USD	3/18/2011	8	625,840	6,100

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$79,340,307	$—	$—	$79,340,307
Short-Term Investments(d)	17,927,463	—	—	17,927,463
Derivatives(e)	6,100	—	—	6,100
Total	$97,273,870	$—	$—	$97,273,870

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$6,100

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011